Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Disclosure of operating segments
By operating segment:

Profit/(loss) before tax
	2024
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
Net operating income/(expense) before change in ECL and other credit impairment charges[1]	2,259	2,081	107	1,718	1,501	(193)	7,473
– of which: net interest income/(expense)	570	1,332	(55)	1,180	956	(2,998)	985
Change in ECL and other credit impairment charges	(4)	66	—	(226)	7	(6)	(163)
Net operating income/(expense)	2,255	2,147	107	1,492	1,508	(199)	7,310
Total operating expenses	(2,134)	(1,025)	(322)	(749)	(855)	(175)	(5,260)
Operating profit/(loss)	121	1,122	(215)	743	653	(374)	2,050
Share of profit in associates and joint ventures	—	—	—	—	—	18	18
Profit/(loss) before tax	121	1,122	(215)	743	653	(356)	2,068
	%	%	%	%	%		%
Cost efficiency ratio	94.5	49.3	n/a	43.6	57.0		70.4

	2023
Net operating income before change in ECL and other credit impairment charges[1]	1,996	2,092	13	1,746	1,339	320	7,506
– of which: net interest income/(expense)	212	1,430	(13)	1,331	946	(1,755)	2,151
Change in ECL and other credit impairment charges	(9)	(91)	3	(83)	12	(1)	(169)
Net operating income	1,987	2,001	16	1,663	1,351	319	7,337
Total operating expenses	(2,131)	(1,013)	(282)	(663)	(894)	(159)	(5,142)
Operating profit/(loss)	(144)	988	(266)	1,000	457	160	2,195
Share of loss in associates and joint ventures	—	—	—	—	—	(43)	(43)
Profit/(loss) before tax	(144)	988	(266)	1,000	457	117	2,152
	%	%	%	%	%		%
Cost efficiency ratio	106.8	48.4	n/a	38.0	66.8		68.5

	2022
Net operating income/(expense) before change in ECL other credit impairment charges[1]	2,446	1,571	(108)	1,433	(432)	(606)	4,304
– of which: net interest income/(expense)	(54)	903	(16)	925	710	(564)	1,904
Change in ECL and other credit impairment charges	(1)	(153)	(1)	(54)	(7)	(6)	(222)
Net operating income/(expense)	2,445	1,418	(109)	1,379	(439)	(612)	4,082
Total operating expenses	(1,936)	(932)	(406)	(663)	(834)	(480)	(5,251)
Operating profit/(loss)	509	486	(515)	716	(1,273)	(1,092)	(1,169)
Share of loss in associates and joint ventures	—	—	(2)	—	—	(28)	(30)
Profit/(loss) before tax	509	486	(517)	716	(1,273)	(1,120)	(1,199)
	%	%	%	%	%		%
Cost efficiency ratio	79.1	59.3	n/a	46.3	n/a		122.0
1    Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue. It includes inter-segment revenue which is eliminated in Corporate centre, amounting to £63m (2023: £62m; 2022: £108m).

Reported external net operating income
External net operating income is attributed to countries on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	2024	2023	2022
	£m	£m	£m
External net operating income/(expense) by country	7,473	7,506	4,304
– United Kingdom	3,618	3,609	3,068
– France	1,280	1,819	(70)
– Germany	836	836	732
– Other countries	1,739	1,242	574

Adjusted results reconciliation and reconciliation of reported amounts to adjusted amounts

Balance sheet by business
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
31 Dec 2024
Loans and advances to customers	3,131	33,224	136	24,297	16,293	5,585	82,666
Customer accounts	48,885	80,920	7,646	63,967	40,852	33	242,303

31 Dec 2023
Loans and advances to customers	2,718	34,723	67	24,226	13,666	91	75,491
Customer accounts	41,102	85,303	9,434	58,620	28,337	145	222,941